Leases (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Oct. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	$ 737,222	$ 823,038		$ 300,000
Operating lease liabilities	$ 722,665			300,000
ASU 2016-02 | Restatement adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets				824,629
Operating lease liabilities				$ 809,613
Remaining lease term	7 years 3 months 18 days	7 years 10 months 24 days
Discount rate	3.95%		3.95%